Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Accrued Revenue, Net	$ (12,868)		$ (16,435)
Accrued Revenue Receivable	0		185
Deferred Revenue	21,404		26,367
Amortization of Deferred Gain	298	$ 323
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Deferred Revenue	$ 12,868		$ 16,620